SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	6 Months Ended
	Sep. 30, 2024	Mar. 31, 2024
Impairment of intangible assets	$ 0
After tax profit	10.00%
Accumulative amount of reserve	50.00%
Retained earnings PRC subsidiaries under PRC GAAP
Aggregate retained deficit		$ 2,590,000